UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  153 E. 53rd Street, 51st Floor
          New York, NY 10022


13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Feinberg
Title:  Managing Member
Phone:  (212) 521-1306


Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg             New York, New York             2/14/03
------------------------         ---------------------            --------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $22,468
                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                     NONE

                                                     FORM 13F INFORMATION TABLE
                                                      JLF ASSET MANAGEMENT LLC
                                                              FORM 13F
                                                         December 31, 2002


      COLUMN 1                    COLUMN 2 COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                  TITLE OF             VALUE   SHRS  OR  SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
   NAME OF ISSUER                  CLASS   CUSIP      (X$1000) PRN   AMT PRN  CALL  DISCRETION  MANAGER  SOLE  SHARED NONE


Aeropostale Inc.                  COMMON   007865108   2907    275       SH           SOLE                275  0       0
Aflac Inc.                        COMMON   001055102   1355     45       SH           SOLE                 45  0       0
Best Buy Co. Inc.                 COMMON   086516101    725     30       SH           SOLE                 30  0       0
Bombay Co. Inc.                   COMMON   097924101    300     60       SH           SOLE                 60  0       0
Brown Shoe Company Inc.           COMMON   115736100    741     31       SH           SOLE                 31  0       0
Coach Inc.                        COMMON   189754104    691     21       SH           SOLE                 21  0       0
Coldwater Creek Inc               COMMON   193068103   1536     80       SH           SOLE                 80  0       0
Dick's Sporting Goods Inc         COMMON   253393102   1357     71       SH           SOLE                 71  0       0
Federated Department Stores Inc.  COMMON   3140H101    1380     48       SH           SOLE                 48  0       0
Gap Inc.                          COMMON   364760108    776     50       SH           SOLE                 50  0       0
Group 1 Automotive Inc.           COMMON   398905109    478     20       SH           SOLE                 20  0       0
Hot Topic Inc.                    COMMON   441339108    629     28       SH           SOLE                 28  0       0
Inktomi Corp.                     COMMON   457277101    640    400       SH           SOLE                400  0       0
International Multifoods Inc      COMMON   460043102   1038     49       SH           SOLE                 49  0       0
Jag Media Holdings Inc            COMMON   470080102     95     80       SH           SOLE                 80  0       0
K Swiss Inc.                      COMMON   482686102   1031     48       SH           SOLE                 48  0       0
Maytag Corp.                      COMMON   578592107    143      5       SH           SOLE                  5  0       0
Symantec Corp                     COMMON   871503108   1013     25       SH           SOLE                 25  0       0
Wal-Mart Stores Inc.              COMMON   931142103   1364     27       SH           SOLE                 27  0       0
Williams Sonoma Inc.              COMMON   969904101   2036     75       SH           SOLE                 75  0       0
Zale Corp.                        COMMON   988858106   2233     70       SH           SOLE                 70  0       0

02717.0005 #384819